INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 3,971,716	$ 6,753,112	$ 8,505,844	$ 11,652,992
Cost of sales	(3,939,262)	(6,707,325)	(8,422,440)	(11,523,244)
Gross profit	32,454	45,787	83,404	129,748
Operating expenses
General and administrative expenses	(236,322)	(354,442)	(570,693)	(805,906)
Total operating expenses	(236,322)	(354,442)	(570,693)	(805,906)
Loss from operations	(203,868)	(308,655)	(487,289)	(676,158)
Other income (expense)	(158,216)	376,338	(132,412)	571,911
(Loss) Income before income taxes	(362,084)	67,683	(619,701)	(104,247)
Income tax expense	(140,561)	1,766	(140,561)	(122,380)
Net (loss) income	(502,645)	69,449	(760,262)	(226,627)
Less: Net loss attributable to non-controlling interests	(10,937)	(14,974)	(20,537)	(22,474)
Net (loss) income attributable to the company	(491,708)	84,423	(739,725)	(204,153)
Comprehensive (loss) income
Net (loss) income	(502,645)	69,449	(760,262)	(226,627)
Foreign currency translation gain (loss)	(53,057)	145,100	(55,895)	202,407
Total comprehensive (loss) income	(555,702)	214,549	(816,157)	(24,220)
Less: comprehensive loss attributable to non-controlling interest	(10,937)	(14,974)	(20,537)	(22,474)
Less: Foreign currency translation gain (loss) attributable to noncontrolling interest	3,443	(873)	3,020	1,005
Comprehensive gain (loss) attributable to the Company	$ (548,208)	$ 230,396	$ (798,640)	$ (2,751)
(Loss) Earning per share
Basic	$ (0.0345)	$ 0.0063	$ (0.0523)	$ (0.0161)
Diluted	$ (0.0345)	$ 0.0063	$ (0.0523)	$ (0.0161)
Weighted average number of common shares outstanding
Basic	14,256,576	13,471,273	14,143,498	12,719,624
Diluted	14,256,576	13,471,273	14,143,498	12,719,624